Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity
The following table summarizes the stock option activity:

	Number of Options	Weighted- average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Granted	—	$—
Cancelled/Forfeited	—	$—
Exercised	—	$—

Outstanding at March 31, 2023	1,750,967	$5.36	2.8	$47,326

Exercisable at March 31, 2023	1,504,821	$4.93	2.3	$47,326

The following table summarizes the stock option activity:

	Number of Options	Weighted- average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2021	657,000	$5.04	4.1	$—
Granted	135,000	$8.05
Allocation of stock options in spin-off	(77,000)	$5.40
Cancelled/Forfeited	(31,700)	$8.05
Allocation of stock options in business combination	1,067,667	$5.36

Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Exercisable at December 31, 2022	1,504,821	$4.93	2.3	$486,097

Schedule of Share-Based Compensation Expense
The following table summarizes information related to share-based compensation expense recognized in the condensed consolidated statements of operations and comprehensive loss related to the equity awards:

	Three Months Ended March 31,
	2023	2022
Research and development	$102,488	$95,657
General and administrative	62,519	12,357

Total equity-based compensation	$165,007	$108,014

The following table summarizes information related to share-based compensation expense recognized in the statements of operations and comprehensive loss related to the equity awards:

	Year Ended December 31,
	2022	2021
Research and development	$380,631	$—
General and administrative	179,429	4,890

Total equity-based compensation	$560,060	$4,890

Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions	The fair value of the stock options is estimated on the date of grant and modification using a Black-Scholes option pricing model with the following weighted average assumptions:

	Three Months Ended March 31,
	2023	2022
Expected volatility	79.3%	75.1%
Risk-free interest rate	4.66%	1.81%
Expected term (in years)	1.0	7.0
Expected dividend yield	0%	0%

The fair value of the stock options granted is estimated on the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2022	2021
Expected volatility	75.1%	76.6%
Risk-free interest rate	1.81%	1.15%
Expected term (in years)	7.0	7.0
Expected dividend yield	0%	0%